Condensed consolidated statement of changes in equity - USD ($) $ in Thousands	Share capital	Share premium DSU	Share premium RSU	Share premium	Other capital reserves	Accumulated deficit	DSU	RSU	Total
Balance as of beginning at Dec. 31, 2023	$ 5			$ 432,295	$ 1,212	$ (165,485)			$ 268,027
ASX capital raise	2			211,708					211,710
Share issuance cost				(6,912)					(6,912)
Shares issued on redemption of warrants				65,854					65,854
Shares issued on redemption		$ 246					$ 246
Net loss (in US$)						(102,169)			(102,169)
Balance as of ending at Jun. 30, 2024	7			703,192	1,212	(267,654)			436,757
Balance as of beginning at Dec. 31, 2024	8			801,445	1,212	(247,172)			555,493
Shares issued on redemption			$ 996					$ 996
Net loss (in US$)						(76,686)			(76,686)
Balance as of ending at Jun. 30, 2025	$ 8			$ 802,441	$ 1,212	$ (323,858)			$ 479,803